Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Right-of-use Assets	$ 833,030	$ 2,431,475
Lease payment liabilities-current	(483,658)	(929,755)
Lease payment liabilities- non-current	(295,962)	(1,473,950)
Total	(779,620)	(2,403,705)
Operating leases cost excluding short-term rental expense	666,488	698,455	$ 739,582
Short-term lease cost	3,780	22,504	51,274
Total	$ 670,268	$ 720,959	$ 790,856